Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
Aspen Holdings and Aspen Bermuda are incorporated under the laws of Bermuda. Under Bermuda law, the corporate tax rate is zero and, as a result, Aspen Holdings and Aspen Bermuda are not taxed on any Bermudian income or capital gains. In the event of any Bermudian income or capital gains taxes being imposed, Aspen Holdings and Aspen Bermuda have received an assurance from the Bermuda Minister of Finance that such entities will be exempt from those taxes until March 31, 2035.
During the current year, management identified immaterial errors which resulted in revising the Company's historical financial statements, as further described below:
Income tax: During the year, the Company identified an error regarding the completeness and accuracy of the information used in recognizing both current and deferred income taxes on Aspen U.K.’s branches and the associated application thereof in respect of local tax rules in the various jurisdictions. Consequential impacts have been recorded in the income tax reconciliation and the breakdown of the net deferred tax liabilities.
The Company has concluded that the error is immaterial to the prior period financial statements of Aspen Holdings and that correcting the error in the current period would likely materially misstate the current period financial statements. In accordance with U.S. GAAP, we have, therefore, corrected the error in the comparatives of the 2021 financial statements of Aspen Holdings by adjusting 2020 and 2019 prior period information and adding disclosure of the error. Refer to Note 26 in these consolidated financial statements, “Correction of Immaterial Errors” for further details.
The Company’s U.S. operating companies were subject to a U.S. federal income tax rate of 21%.
The Company’s U.K. operating companies were taxed at the U.K. corporate tax rate of 19%.
Total income tax (benefit)/expense for the twelve months ended December 31, 2021, 2020 and 2019 was allocated as follows:

	Twelve Months Ended December 31,
	2021	2020	2019
	($ in millions)
Income tax expense/(benefit) allocated to net income	$5.3	$18.4	$22.9
Income tax expense allocated to other comprehensive income	0.3	0.5	11.2
Total income tax expense/(benefit)	$5.6	$18.9	$34.1
(Loss)/income from operations before income taxes and income tax expense/(benefit) attributable to that (loss)/income for the twelve months ended December 31, 2021, 2020 and 2019 is provided in the tables below:

	Twelve Months Ended December 31, 2021
	(Loss)/income before tax	Current tax (benefit)/expense	Deferred tax (benefit)/expense	Total income tax (benefit)/expense
	($ in millions)
Bermuda	$22.9	$—	$—	$—
U.S. (1)	5.0	5.8	—	5.8
U.K.	75.1	—	(0.3)	(0.3)
Other (2)	(67.9)	2.7	(2.9)	(0.2)
Total	$35.1	$8.5	$(3.2)	$5.3

	Twelve Months Ended December 31, 2020
	(Loss) before tax	Current tax (benefit)/expense	Deferred tax (benefit)/expense	Total income tax (benefit)/expense
	($ in millions)
Bermuda	$(81.5)	$—	$—	$—
U.S. (3)	19.7	8.9	—	8.9
U.K.	11.0	0.1	—	0.1
Other (4)	12.8	10.3	(0.9)	9.4
Total	$(38.0)	$19.3	$(0.9)	$18.4

	Twelve Months Ended December 31, 2019
	(Loss) before tax	Current tax (benefit)/expense	Deferred tax (benefit)/expense	Total income tax (benefit)/expense
	($ in millions)
Bermuda	$(107.6)	$—	$—	$—
U.S.	(60.0)	1.0	6.5	7.4
U.K.	(43.5)	(6.7)	17.3	10.6
Other	(5.5)	4.0	0.9	4.9
Total	$(216.6)	$(1.7)	$24.7	$22.9
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(1)     The U.S. current tax expense of $5.8 million is mainly Base Erosion and Anti-abuse Tax.
(2)    Current tax expense and deferred tax (benefit) in “Other” is made up of taxation paid in respect of branches of U.K. and Bermudian operating subsidiaries and withholding taxes payable in Australia.
(3)     The 2020 U.S. deferred tax expense has been corrected from $5.7 million credit to $0.0 million. This removes an invalid intraperiod tax allocation between the statement of operations and unrealized gains on investments in other comprehensive income.
(4)    The 2020 other territories’ tax expense in “other” has been corrected from $5.3 million to $9.4 million to correct the income tax calculation in the Swiss and Australian branches of the U.K. operating companies.
As noted above, the tax rate in Bermuda, the Company’s country of domicile, is zero. Application of the statutory income tax rate for operations in other jurisdictions produces a differential to the expected income tax (benefit)/expense as shown in the table below. The reconciliation between the income tax (benefit)/expense and the amount that would result from applying the statutory rate for the Company for the twelve months ended December 31, 2021, 2020 and 2019 is provided in the table below:

	Twelve Months Ended December 31,
	2021	2020	2019
Income Tax Reconciliation	($ in millions)
Income tax benefit at statutory tax rate of zero percent	$—	$—	$—
Overseas statutory tax rates differential	(0.9)	(3.8)	(21.2)
Base erosion and anti-abuse tax (BEAT) expense	6.1	4.3	0.3
Prior year adjustments (1)	0.5	(25.0)	(1.7)
Change in valuation allowance (2)	9.6	40.8	42.6
Impact of unrecognized tax benefits (3)	—	—	—
Restricted foreign tax credits (4)	—	—	1.5
Australian non-resident withholding tax	0.6	1.0	1.0
Share-based payments	—	—	(0.6)
Foreign exchange	(1.5)	0.2	—
Non-deductible expenses	2.4	4.7	—
Non-taxable items	—	—	(0.1)
Impact of changes in statutory tax rates (5)	(11.5)	(3.8)	1.1
Total income tax expense/(benefit)	$5.3	$18.4	$22.9
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(1)     The submission dates for filing income tax returns for the Company’s U.S. and U.K. operating subsidiaries are after the submission date of this report. Accordingly, the final tax liabilities may differ from the estimated income tax expense included in this report and may result in prior year adjustments being reported. The prior period adjustments for the twelve months ended December 31, 2021 predominantly relate to the determination of the results of the branches of the U.K. operating subsidiaries. The prior period adjustments for the twelve months ended December 31, 2020 and 2019 predominantly relate to the determination of results in the U.K. These items can only be ultimately determined after this report is filed.
(2)    The 2021 valuation allowance movement includes $5.5 million increase relating to U.K deferred tax assets in U.K. operating subsidiaries, $9.1 million increase relating to deferred tax assets in the branches of the U.K. and Bermuda operating subsidiaries, and $5.0 million decrease from U.S. operations, which includes $15.5 million decrease due to utilization of existing net operating losses. The U.K. tax rate change effect on the valuation allowance is $11.3 million.
(3)     In 2021, the company did not have any unrecognized tax benefits.
Income tax returns that have been filed by the Company’s U.S. operating subsidiaries are subject to examination for 2016 and later tax years. The Company’s U.K. operating subsidiaries’ income tax returns are subject to examination for 2020 and later tax years.
(4)    Restricted foreign tax credits are taxes paid by branches of U.K. operating subsidiaries that are not creditable against U.K. taxes.
(5)    The U.K. tax rate will change from April 1, 2023 from 19% to 25%, which resulted in an increase in the deferred tax assets and an offsetting increase in the valuation allowance.
The tax effects of temporary differences and carryforwards that give rise to deferred tax assets and deferred tax liabilities are presented in the following table as at December 31, 2021 and 2020:

	As at December 31,
	2021	2020
	($ in millions)
Deferred tax assets:
Operating loss carryforwards	170.2	147.8
Insurance reserves: Losses and loss adjustment expenses	16.7	12.2
Accrued expenses	4.6	6.4
Foreign tax credit carryforwards	20.2	16.7
Insurance reserves: Unearned premiums	28.3	24.5
Office properties and equipment	15.1	12.7
Operating lease liabilities	19.2	17.9
Other temporary differences	3.2	2.5
Total deferred tax assets	277.5	240.7
Less valuation allowance	(225.9)	(187.1)
Deferred tax assets, net of valuation allowance	$51.6	$53.6

Deferred tax liabilities:
Investments	(2.5)	(8.4)
Intangible assets	(2.8)	(2.7)
Deferred policy acquisition costs	(28.6)	(33.3)
Right-of-use operating lease assets	(10.6)	(12.5)
Insurance reserves: Losses and loss adjustment expenses	(8.3)	—
Other temporary differences	(1.6)	(1.9)
Total deferred tax (liabilities)	(54.4)	(58.8)

Net deferred tax (liabilities)	$(2.8)	$(5.2)
Deferred tax liabilities and assets represent the tax effect of carryforwards and temporary differences between the value of assets and liabilities for financial statement purposes and such values as measured by U.K., U.S. and other tax laws and regulations.
The 2020 deferred tax liabilities and assets have been corrected. Deferred tax assets of $48.1 million relating to foreign tax credit carryforwards and foreign branch net operating losses for the U.K. operating companies, that were not previously recognized, have now been recognized. A valuation allowance has been recognized against these assets as management believes that it is more likely than not that a tax benefit will not be realized. Deferred tax liabilities of $5.4 million in the Swiss branches of the U.K. operating companies that had not previously been recognized have now been recognized.
In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences and carry forwards become deductible or creditable. Management considers the scheduled reversal of existing taxable temporary differences, carryback availability, projected future taxable income, and tax-planning strategies in making this assessment.
As at December 31, 2021, the Company has net operating losses carryforwards for U.S. federal income tax purposes of $443.1 million (2020 — $526.4 million), net operating losses carryforwards for U.K. corporate tax purposes of $168.9 million (2020 — $101.8 million), deferred syndicate losses of $66.2 million (2020 — $57.9 million), and losses in other jurisdictions of $103.9 million (2020 — $46.8 million).
Of the $443.1 million that are available to offset future U.S. federal taxable income, all $443.1 million will expire between 2031 and 2039. The amount of pre-merger net operating losses carryforwards that can be used each year is limited by section 382 to $6.5 million per year for Aspen U.K.’s U.S. branch and $20.8 million per year for the U.S. operating subsidiaries.
The net operating losses in the U.K. and other jurisdictions are available to offset future corporate income in those jurisdictions over an indefinite period.
For U.S. federal income tax purposes, the Company also has charitable contribution carryforwards of $0.1 million (2020 — $1.0 million) expiring in 2026. For U.K. corporate tax purposes, the Company has capital loss carryforwards of $3.8 million which are available to offset future U.K. capital gains over an indefinite period, and foreign tax credit carryforwards of $20.2 million (2020 — $16.7 million) which are available to offset future U.K. corporate tax arising on the same foreign source of income over an indefinite period.
A valuation allowance of $119.7 million (2020 — $119.2 million) on U.S. deferred tax assets (which includes these loss carryforwards) has been recognized at December 31, 2021 as management believes that it is more likely than not that a tax benefit will not be realized.
A valuation allowance of $88.7 million (2020 — $58.6 million) has been established against U.K. deferred tax assets.
The U.K., U.S. and other jurisdictions valuation allowance combined total is $225.9 million (2020 — $187.1 million). The increase in the valuation allowance totals $38.8 million (2020 — $37.9 million increase) with $9.6 million (2020 — $40.8 million increase) recorded in the consolidated income statement and $27.5 million (2020 — $4.8 million decrease) recorded in other comprehensive income and $1.7 million increase (2020 —$1.9 million increase) due to translation adjustments.